RETIREMENT PLANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Components of Net Periodic Benefit Cost

The following table summarizes the components of net periodic benefit cost for the three-month and six-month periods ended June 30, 2012 and 2011:

	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in thousands)	2012	2011	2012	2011
Components of net periodic benefit cost:
Service cost	$1,770	$1,673	$3,541	$3,347
Interest cost	719	630	1,438	1,261
Expected return on plan assets	(698)	(644)	(1,396)	(1,289)
Amortization of prior service cost	196	294	392	588
Amortization of actuarial loss	369	99	738	197

Net periodic benefit cost	$2,356	$2,052	$4,713	$4,104

The following table summarizes the components of net periodic pension cost for the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Components of net periodic pension cost:
Service cost	$6,694	$6,107	$6,328
Interest cost	2,521	2,088	1,537
Expected return on plan assets	(2,234)	(1,849)	(1,234)
Curtailment	1,921	—	—
Amortization of prior service cost	1,176	1,784	1,023
Amortization of actuarial loss	393	90	319

Net periodic pension cost	$10,471	$8,220	$7,973

Detail of Prior Service Cost and Net Actuarial Loss Recognized In Accumulated Other Comprehensive Income

The following table provides detail on prior service cost and net actuarial loss recognized in Accumulated other comprehensive income at December 31, 2011 and 2010:

(Dollars in thousands)	2011	2010
Amounts recognized in Accumulated other comprehensive income:
Prior service cost	$3,885	$5,493
Net actuarial loss	19,828	8,143

Reconciliation of Plans' Benefit Obligation, Plan Assets and Funded Status

The following table sets forth a reconciliation of the plans’ benefit obligation, plan assets and funded status at December 31, 2011 and 2010:

	Year Ended December 31,
(Dollars in thousands)	2011	2010
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period	$47,131	$35,137
Service cost	6,693	6,107
Interest cost	2,521	2,088
Actuarial loss	10,647	4,405
Benefits paid	(793)	(606)
Curtailment	1,487	—

Benefit obligation on December 31	$67,686	$47,131

Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year	$29,258	$22,515
Actual net return (loss) on plan assets	801	2,420
Employer contributions	9,617	4,929
Benefits paid	(793)	(606)

Plan assets at fair value, end of fiscal year	$38,883	$29,258

Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$(28,803)	$(17,873)

Summary of Expected Future Pension Benefit Payments	The following table summarizes expected future pension benefit payments:

(Dollars in thousands)
2012	$1,582
2013	1,807
2014	2,044
2015	2,318
2016	2,648
2017-2021	22,026

Actuarial Assumptions Used In Defined Benefit Pension Plans

The actuarial assumptions used in the defined benefit pension plans were as follows:

	2011	2010	2009
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	4.30%	5.40%	6.00%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	5.40	6.00	6.00
Rate of compensation increase	N/A	N/A	N/A
Expected long-term return on plan assets	6.50	7.50	7.50

Pension Plan's Asset Allocation

The following table provides the pension plan’s asset allocation on December 31, 2011 and 2010:

	Allocation of Plan Assets
	2011 Targeted Allocation	Allocation on December 31, 2011	2010 Targeted Allocation	Allocation on December 31, 2010
Other securities:	70% -80%		52.0%
Money market funds		3.0%		—
Fixed income funds		65.0		47.0%
Other funds		3.0		—
Equity securities:	20% -30%		48.0%
Domestic equity funds — large cap		21.0%		29.3%
Domestic equity funds — small cap		4.0		5.5
International equity funds		4.0		18.2

Pension Plans Assets at Fair Value

The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of June 30, 2012, and December 31, 2011.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
June 30, 2012
Fixed income funds	$29,322	$—	$29,322	$—
Domestic equity funds — large cap	9,191	—	9,191	—
Domestic equity funds — small cap	1,751	—	1,751	—
International equity funds	1,313	—	1,313	—
Money market funds	1,313	—	1,313	—
Other funds	875	—	875	—

Total assets at fair value	$43,765	$—	$43,765	$—

December 31, 2011
Fixed income funds	$25,274	$—	$25,274	$—
Domestic equity funds — large cap	8,165	—	8,165	—
Domestic equity funds — small cap	1,555	—	1,555	—
International equity funds	1,555	—	1,555	—
Money market funds	1,167	—	1,167	—
Other funds	1,167	—	1,167	—

Total assets at fair value	$38,883	$—	$38,883	$—

The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of December 31, 2011 and 2010. Certain previously reported amounts have been reclassified in order to conform to our current year presentation. Such reclassification had no effect on total assets fair value or classification by level within the fair value hierarchy.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2011
Pooled funds(1):
Fixed income funds(2)	$25,274	$—	$25,274	$—
Domestic equity funds — large cap	8,165	—	8,165	—
Domestic equity funds — small cap	1,555	—	1,555	—
International equity funds	1,555	—	1,555	—
Money market funds	1,167	—	1,167	—
Other funds(3)	1,167	—	1,167	—

Total assets at fair value	$38,883	$—	$38,883	$—

December 31, 2010
Pooled funds(1):
Fixed income funds(2)	$12,610	$—	$12,610	$—
Domestic equity funds — large cap	8,583	—	8,583	—
Domestic equity funds — small cap	1,595	—	1,595	—
International equity funds	5,318	—	5,318	—
Insurance company general account(4)
Fixed income funds	1,152	—	1,152	—

Total assets at fair value	$29,258	$—	$29,258	$—

(1)	Value is determined based on the net asset value of units held by the plan at period end.
(2)	This class consists of funds that invest primarily in corporate debt securities, U.S. federal government obligations, and mortgage- and asset-backed securities.
(3)	This class consists of funds that invest primarily in domestic and international corporate debt securities, U.S. federal and other governmental debt securities, real estate investment trusts, and commodity-linked investments.
(4)	Fair value is determined based upon the credited rate as determined by the fund manager. The credited rate changes periodically based upon returns of the underlying investments.